NUCLEAR FUEL INVENTORY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Total CURRENT	R$ 465,152	R$ 455,737
NONCURRENT
Total NONCURRENT	831,008	675,269
Total	1,296,160	1,131,006
Elements ready
CURRENT
Total CURRENT	465,152	455,737
NONCURRENT
Total NONCURRENT	318,229	523,501
Uranium concentrate
NONCURRENT
Total NONCURRENT	194,047	50,965
Ongoing - nuclear fuel
NONCURRENT
Total NONCURRENT	R$ 318,732	R$ 100,803